Financing Receivables and Allowance for Losses on Financing Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 24,347	$ 26,686
Financing receivable gross	222,296	238,308
Less allowance for losses	(4,914)	(4,986)	(4,624)	(5,073)
Financing receivables, net	217,382	233,322
Loans that have been acquired in a transfer but have been subject to credit deterioration since origination per ASC 310, Receivables	209	429
Loans and Finance Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, Gross	$ 197,949	$ 211,622